Notes Payable (Details) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Converted Account Payable to Promissory Note [Member]
Notes Payable (Details) [Line Items]
Interest Expense, Debt		$ 489		$ 489	$ 6,586
Interest Payable, Current	$ 0			0
The 2018 Convertible Notes [Member]
Notes Payable (Details) [Line Items]
Interest Expense, Debt	9,424	14,870		43,712	53,564
Interest Payable, Current				$ 16,650
Debt Conversion, Original Debt, Amount		$ 37,377	$ 200,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares)		13,431	52,772	13,431
Amortization of Debt Discount (Premium)	36,487	$ 93,237		$ 155,939	$ 366,126
Convertible Debt	371,695			325,784
Debt Instrument, Unamortized Discount	137,823			191,461
The 2018 Convertible Notes [Member] | Principal [Member]
Notes Payable (Details) [Line Items]
Interest Payable, Current	89,518
Debt Conversion, Original Debt, Amount		50,000
Convertible Debt	$ 420,000			460,000
The 2018 Convertible Notes [Member] | Accrued Interest [Member]
Notes Payable (Details) [Line Items]
Debt Conversion, Original Debt, Amount		$ 3,723
Convertible Debt				$ 80,094